UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: November 30, 2013

Michael W. Stockton

AMCAP Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

AMCAP Fund® Investment portfolio November 30, 2013

unaudited

Common stocks 87.48%
		Value
Health care 22.17%	Shares	(000)

Gilead Sciences, Inc.[1]	22,280,056	$ 1,666,771
Biogen Idec Inc.[1]	2,633,400	766,240
UnitedHealth Group Inc.	8,255,000	614,832
St. Jude Medical, Inc.	8,726,465	509,800
Alexion Pharmaceuticals, Inc.[1]	3,962,800	493,369
Amgen Inc.	4,072,600	464,602
BioMarin Pharmaceutical Inc.[1]	5,246,661	369,260
Aetna Inc.	4,760,000	328,107
Express Scripts Holding Co.[1]	4,849,048	326,583
Edwards Lifesciences Corp.[1]	4,953,900	324,629
Hologic, Inc.[1]	12,624,100	282,654
Endo Health Solutions Inc.[1]	4,065,000	273,127
Stryker Corp.	3,489,400	259,681
Humana Inc.	2,250,000	233,978
Zimmer Holdings, Inc.	2,350,600	214,868
Allergan, Inc.	2,160,000	209,628
Boston Scientific Corp.[1]	16,862,394	195,267
Thermo Fisher Scientific Inc.	1,666,100	168,026
Illumina, Inc.[1]	1,530,610	150,000
athenahealth, Inc.[1]	820,400	107,612
Centene Corp.[1]	470,198	28,085
ResMed Inc.	570,000	27,822
ArthroCare Corp.[1]	720,000	27,158
Fleury SA, ordinary nominative	1,800,000	15,064
		8,057,163
Information technology 17.44%

Google Inc., Class A1	870,210	922,066
Oracle Corp.	19,085,000	673,510
Accenture PLC, Class A	6,984,600	541,097
Texas Instruments Inc.	11,370,000	488,910
Avago Technologies Ltd.	8,600,000	384,678
Microsoft Corp.	8,425,000	321,245
ASML Holding NV	3,314,488	310,193
Intuit Inc.	4,063,000	301,596
Cognizant Technology Solutions Corp., Class A1	2,950,000	276,975
Adobe Systems Inc.[1]	4,725,000	268,285
Yahoo! Inc.[1]	7,114,000	263,076
Samsung Electronics Co. Ltd.	140,169	197,876
Baidu, Inc., Class A (ADR)[1]	1,143,000	190,390
Trimble Navigation Ltd.[1]	5,766,200	183,942
SAP AG	2,000,000	165,601
Automatic Data Processing, Inc.	1,750,000	140,035
EMC Corp.	5,825,000	138,926
Autodesk, Inc.[1]	3,000,000	135,750
Common stocks
		Value
Information technology (continued)	Shares	(000)

Itron, Inc.[1,2]	2,548,314	$ 107,921
VMware, Inc., Class A1	925,000	74,583
OpenTable, Inc.[1]	600,000	50,142
FactSet Research Systems, Inc.	401,000	45,313
Linear Technology Corp.	1,050,000	44,678
Apple Inc.	80,000	44,486
Visa Inc., Class A	200,000	40,692
KLA-Tencor Corp.	383,000	24,462
Xilinx, Inc.	72,800	3,235
		6,339,663
Consumer discretionary 12.25%

Netflix, Inc.[1]	2,014,700	736,977
DIRECTV[1]	7,900,000	522,269
Johnson Controls, Inc.	10,019,094	506,064
Comcast Corp., Class A	6,208,900	309,638
Amazon.com, Inc.[1]	764,000	300,726
NIKE, Inc., Class B	3,700,000	292,818
YUM! Brands, Inc.	3,035,499	235,798
JCDecaux SA	4,400,000	173,135
lululemon athletica inc.[1]	2,461,705	171,630
Harley-Davidson, Inc.	2,511,000	168,287
Time Warner Inc.	2,500,000	164,275
Garmin Ltd.	3,200,000	155,392
Time Warner Cable Inc.	1,003,293	138,675
Big Lots, Inc.[1,2]	3,466,200	132,860
Texas Roadhouse, Inc.[2]	4,587,200	128,350
BorgWarner Inc.	940,100	100,751
Weight Watchers International, Inc.	1,785,000	57,852
Twenty-First Century Fox, Inc., Class A	1,643,693	55,047
WPP PLC	1,770,000	39,140
Nordstrom, Inc.	566,000	35,211
British Sky Broadcasting Group PLC	1,925,000	25,805
		4,450,700
Industrials 9.83%

Nielsen Holdings NV	10,091,161	435,535
Precision Castparts Corp.	1,425,000	368,291
Union Pacific Corp.	1,728,350	280,062
United Parcel Service, Inc., Class B	2,630,000	269,259
General Dynamics Corp.	2,750,000	252,065
Dover Corp.	2,510,200	227,776
Verisk Analytics, Inc., Class A1	2,976,300	193,787
CSX Corp.	6,790,700	185,182
Sensata Technologies Holding NV1	4,350,000	169,563
Southwest Airlines Co.	7,700,000	143,143
Moog Inc., Class A1	2,018,100	138,583
MITIE Group PLC[2]	24,021,000	122,474
Jacobs Engineering Group Inc.[1]	2,000,000	119,540
Polypore International, Inc.[1,2]	3,020,000	114,700
Towers Watson & Co., Class A	800,000	90,080
Landstar System, Inc.	1,400,899	78,632
Nordson Corp.	1,010,000	72,841
Danaher Corp.	804,900	60,207
Common stocks
		Value
Industrials (continued)	Shares	(000)

Serco Group PLC	7,540,700	$ 56,221
FedEx Corp.	402,700	55,854
Chart Industries, Inc.[1]	500,000	48,650
Norfolk Southern Corp.	429,205	37,637
Waste Connections, Inc.	623,301	27,388
Robert Half International Inc.	600,000	23,178
		3,570,648
Energy 8.38%

Schlumberger Ltd.	6,830,000	603,909
Baker Hughes Inc.	7,490,500	426,659
EOG Resources, Inc.	2,528,800	417,252
Southwestern Energy Co.[1]	10,454,683	404,178
Apache Corp.	2,958,900	270,710
FMC Technologies, Inc.[1]	5,470,000	263,107
Devon Energy Corp.	2,692,000	163,189
Chevron Corp.	1,165,500	142,704
BG Group PLC	5,666,000	115,787
Ultra Petroleum Corp.[1]	4,875,000	99,791
C&J Energy Services, Inc.[1,2]	3,540,729	83,915
Transocean Ltd.	789,289	39,764
Range Resources Corp.	185,000	14,365
		3,045,330
Financials 4.71%

Progressive Corp.	17,603,640	491,670
Capital One Financial Corp.	3,750,000	268,612
PNC Financial Services Group, Inc.	2,185,000	168,136
State Street Corp.	2,000,000	145,220
JPMorgan Chase & Co.	2,270,000	129,889
BB&T Corp.	3,500,000	121,590
Aon PLC, Class A	1,242,000	101,397
Torchmark Corp.	1,200,000	91,200
Arch Capital Group Ltd.[1]	1,500,000	88,245
Charles Schwab Corp.	1,750,000	42,840
U.S. Bancorp	1,045,000	40,985
Altisource Portfolio Solutions SA1	139,000	22,376
		1,712,160
Consumer staples 4.13%

CVS/Caremark Corp.	5,250,000	351,540
Green Mountain Coffee Roasters, Inc.[1]	4,513,104	304,093
Whole Foods Market, Inc.	3,310,000	187,346
Philip Morris International Inc.	1,973,000	168,770
Mead Johnson Nutrition Co.	1,773,099	149,845
L’Oréal SA, non-registered shares	800,000	133,839
Costco Wholesale Corp.	910,000	114,141
Altria Group, Inc.	1,750,000	64,715
PepsiCo, Inc.	320,500	27,070
		1,501,359
Materials 3.64%

Celanese Corp., Series A2	8,496,922	476,932
AptarGroup, Inc.[2]	4,326,000	280,844
Praxair, Inc.	1,451,531	183,270
Common stocks
		Value
Materials (continued)	Shares	(000)

Valspar Corp.	2,089,185	$ 147,518
Freeport-McMoRan Copper & Gold Inc.	3,500,000	121,415
Barrick Gold Corp.	6,800,000	112,132
		1,322,111
Telecommunication services 0.67%

Crown Castle International Corp.[1]	1,935,700	143,687
tw telecom inc.[1]	1,650,000	46,728
United States Cellular Corp.	734,300	32,581
SBA Communications Corp., Class A1	250,000	21,292
		244,288
Utilities 0.21%

NRG Energy, Inc.	2,875,000	76,073

Miscellaneous 4.05%

Other common stocks in initial period of acquisition		1,472,831
Total common stocks (cost: $19,915,265,000)		31,792,326

	Principal amount
Short-term securities 12.52%	(000)

Freddie Mac 0.07%–0.16% due 12/10/2013–11/17/2014	$1,794,050	1,793,088
Federal Home Loan Bank 0.05%–0.19% due 12/18/2013–9/11/2014	741,100	740,825
Fannie Mae 0.08%–0.18% due 12/17/2013–9/22/2014	675,700	675,370
Federal Farm Credit Banks 0.13%–0.14% due 4/10–7/24/2014	149,700	149,597
General Electric Capital Corp. 0.14%–0.18% due 2/19–4/1/2014	125,600	125,560
Wells Fargo & Co. 0.17%–0.18% due 12/16–12/17/2013	105,700	105,690
Procter & Gamble Co. 0.08% due 12/2–12/3/2013[3]	100,700	100,700
Coca-Cola Co. 0.08%–0.17% due 12/3/2013–3/6/2014[3]	91,065	91,055
National Rural Utilities Cooperative Finance Corp. 0.09%–0.10% due 12/4/2013–1/8/2014	90,300	90,295
John Deere Financial Ltd. 0.08% due 12/6–12/17/2013[3]	56,100	56,099
John Deere Capital Corp. 0.07% due 12/11/2013[3]	30,000	29,999
Parker-Hannifin Corp. 0.07%–0.20% due 12/4/2013–1/24/2014[3]	85,700	85,694
ExxonMobil Corp. 0.06% due 12/13–12/16/2013	72,400	72,399
Army and Air Force Exchange Service 0.10% due 1/22–1/27/2014[3]	52,400	52,389
Regents of the University of California 0.13%–0.19% due 12/9/2013–1/27/2014	51,714	51,708
Abbott Laboratories 0.07%–0.18% due 12/9–12/19/2013[3]	51,100	51,099
Chariot Funding, LLC 0.24% due 1/6/2014[3]	50,000	49,995
Paccar Financial Corp. 0.10% due 12/5/2013–2/14/2014	45,500	45,486
U.S. Treasury Bill 0.045% due 12/5/2013	44,600	44,600
Private Export Funding Corp. 0.10%–0.24% due 1/14–4/3/2014[3]	28,270	28,259
Wal-Mart Stores, Inc. 0.08% due 12/23/2013[3]	23,400	23,399
E.I. duPont de Nemours and Co. 0.05% due 12/5/2013[3]	20,400	20,400
Merck & Co. Inc. 0.06% due 12/2/2013[3]	20,200	20,200
Chevron Corp. 0.09% due 12/3/2013[3]	20,200	20,200
Honeywell International Inc. 0.13% due 2/20/2014[3]	19,100	19,095
Emerson Electric Co. 0.08% due 12/2/2013[3]	6,900	6,900
Total short-term securities (cost: $4,550,018,000)		4,550,101
Total investment securities (cost: $24,465,283,000)		36,342,427
Other assets less liabilities		623
Net assets		$36,343,050

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended November 30, 2013, appear below.

						Value
						of affiliates
					Dividend income	at 11/30/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Celanese Corp., Series A	8,335,522	161,400	—	8,496,922	$ 3,780	$ 476,932
AptarGroup, Inc.	4,326,000	—	—	4,326,000	3,245	280,844
Big Lots, Inc.[1]	2,986,200	480,000	—	3,466,200	—	132,860
Texas Roadhouse, Inc.	4,587,200	—	—	4,587,200	1,651	128,350
MITIE Group PLC	24,021,000	—	—	24,021,000	2,113	122,474
Polypore International, Inc.[1]	3,020,000	—	—	3,020,000	—	114,700
Itron, Inc.[1]	2,548,314	—	—	2,548,314	—	107,921
C&J Energy Services, Inc.[1]	—	3,540,729	—	3,540,729	—	83,915
Logitech International SA4	11,000,000	—	11,000,000	—	—	—
Netflix, Inc.[1,4]	2,828,300	—	813,600	2,014,700	—	—
					$10,789	$1,447,996

1 Security did not produce income during the last 12 months.

2 Represents an affiliated company as defined under the Investment Company Act of 1940.

3 Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $655,483,000, which represented 1.80% of the net assets of the fund.

4 Unaffiliated issuer at 11/30/2013.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2013 (dollars in thousands):

			Investment securities

			Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
		Health care	$ 8,057,163	$ —	$—	$ 8,057,163
		Information technology	6,339,663	—	—	6,339,663
		Consumer discretionary	4,450,700	—	—	4,450,700
		Industrials	3,570,648	—	—	3,570,648
		Energy	3,045,330	—	—	3,045,330
		Financials	1,712,160	—	—	1,712,160
		Consumer staples	1,501,359	—	—	1,501,359
		Materials	1,322,111	—	—	1,322,111
		Telecommunication services	244,288	—	—	244,288
		Utilities	76,073	—	—	76,073
		Miscellaneous	1,472,831	—	—	1,472,831
	Short-term securities		—	4,550,101	—	4,550,101
Total			$31,792,326	$4,550,101	$—	$36,342,427

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$12,163,590
Gross unrealized depreciation on investment securities	(286,446)
Net unrealized appreciation on investment securities	11,877,144
Cost of investment securities for federal income tax purposes	24,465,283

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-002-0114O-S37683

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: January 28, 2014

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: January 28, 2014